COMMON STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)					3 Months Ended
	Dec. 01, 2023	Apr. 02, 2023	Jul. 02, 2022	Jan. 02, 2022	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Strike price					$ 7.70			$ 8.63				$ 8.18
Warrant [Member] | Fourty Eight Warrants Holders [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares expired					102,947		102,947
Warrant [Member] | Sixty Three Warrants Holders [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares expired								1,228,875
Options [Member] | Former Staff [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-qualified stock options, forfeited							1,608			110,000
Options [Member] | Two Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-qualified stock options, forfeited									80,000
Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted					170,000	293,117			20,000		665,000
Strike price					$ 4.22	$ 4.22			$ 6.41		$ 6.41
Stock option plan expense	$ 172,000	$ 556,000	$ 33,096	$ 1,596,804
Stock-based compensation expense						$ 269,611					$ 819,191
Unamortized expense						$ 458,389					$ 458,389
Total compensation cost for stock options not yet recognized, period						2 years					2 years